UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07959

ADVISORS SERIES TRUST
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

(Registrant’s Telephone Numbers, Including Area Code) (414) 765-5340

Eric M. Banhazl
Advisors Series Trust
2020 E. Financial Way, Suite 100
Glendora, California 91741
(Name and Address of Agent for Service)

Copies to:

Julie Allecta, Esq.
Paul, Hastings, Janofsky & Walker LLP
55 Second Street
San Francisco, California 94105

Date of fiscal year end: March 31

Date of reporting period: June 30, 2004

Name of Fund: The Teberg Fund
Period: July 1, 2003 - June 30, 2004

Company Name	Meeting	CUSIP	Proposal(s)	By Issuer	Conflict	Conflict	Mgmt	Vote	Date	Shares
	Date			or S/hold	Yes/No	Resolved	Recom	Cast	Voted	Voted

AIM Constellation - Insti	10/21/03	001413509	1. Elect Directors	Issuer	No	N/A	For	For	10/07/03	14355.7660
AIM High Yield - A	10/21/03	00142C706	1. Elect Directors	Issuer	No	N/A	For	For	10/07/03	850588.3970
AIM Weingarten - A	10/21/03	001413301	1. Elect Directors	Issuer	No	N/A	For	For	10/07/03	49573.4070

Invesco Growth - Investor	10/21/03	46127G105	1. Apprv reog to AIM Lrg Cap Grwth	Issuer	No	N/A	For	For	10/07/03	57239.4660
			2. Elect Directors		No	N/A	For	For
			3. Apprv new advisory agrmt w/ AIM		No	N/A	For	For
			4. Apprv reorg to Delaware Trust		No	N/A	For	For

SunAmerica Hi Yield Bond A	01/30/04	866918733	1. Elect Directors	Issuer	No	N/A	For	For	01/19/04	244374.1460

Weitz Value Fund	03/05/04	949045108	1. Approve reorg to new series	Issuer	No	N/A	For	For	02/02/04	1556.6080
			2. Revise investment restrictions	Issuer	No	N/A	For	For

Fidelity Adv Equity Grwth -Insti	06/16/04	315805101	1. Amendment to allow fund mergers	Issuer	No	N/A	For	For	05/12/04	2628.6280
			without shareholder approval
			2. Elect Directors	Issuer	No	N/A	For	For

Fidelity Growth & Inc Port	06/16/04	316389204	1. Amendment to allow fund mergers	Issuer	No	N/A	For	For	05/12/04	10800.5420
			without shareholder approval
			2. Elect Directors	Issuer	No	N/A	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ADVISORS SERIES TRUST

By (Signature and Title)*  /s/ Doug G. Hess

Date 9/23/04

* Print the name and title of each signing officer under his or her signature.